Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 606		$ 480	$ 283
Short-term investments	3,638		3,412	3,718
Restricted cash and short-term investments	853	[1]	850	738
Receivables, less allowance for uncollectible accounts	1,243		1,124	902
Inventories, less allowance for obsolescence	595		580	617
Fuel derivative contracts	66	[1]	65	97
Other current assets	524		561	402
Total current assets	7,525		7,072	6,757
Equipment and Property
Flight equipment, at cost			17,934	18,136
Less accumulated depreciation			7,624	7,095
Flight equipment, net	10,216		10,310	11,041
Purchase deposits for flight equipment	721		710	746
Other equipment and property, at cost			5,101	5,131
Less accumulated depreciation			3,002	3,005
Other equipment and property, net	2,099		2,099	2,126
Equipment and property, net	13,036		13,119	13,913
Equipment and Property Under Capital Leases
Flight equipment			287	641
Flight equipment, net	212		222
Other equipment and property			201	200
Other equipment and property, net	57		61
Equipment and Property Under Capital Leases, gross			488	841
Less accumulated amortization			205	448
Equipment and property under capital leases, net	269		283	393
Other Assets
International slots and route authorities	708		708	708
Domestic slots and airport operating and gate lease rights, less accumulated amortization, net	155		161	186
Other assets	2,159		2,167	1,891
Other assets, total			3,036	2,785
Total Assets	23,852		23,510	23,848
Current Liabilities
Accounts payable	1,440		1,244	1,007
Accrued salaries and wages			666	524
Accrued liabilities	2,084		2,117
Accrued liabilities			1,451	1,358
Air traffic liability	5,180		4,524	4,223
Current maturities of long-term debt	1,256		1,388	1,518
Current obligations under capital leases	30		31	0
Total current liabilities	9,990		9,304	8,630
Long-term debt, less current maturities	6,646		6,735	6,702
Obligations Under Capital Leases, Less Current Obligations	375		381	0
Other Liabilities and Credits
Deferred gains			223	110
Pension and postretirement benefits	6,730		6,780	9,204
Other liabilities and deferred credits			1,468	1,470
Other liabilities, deferred gains and deferred credits	1,708		1,691
Other Liabilities and Credits Total			8,471	10,784
Liabilities Subject to Compromise	6,779		6,606	4,843
Stockholders' Equity (Deficit)
Preferred stock			0	0
Common stock	341		341	341
Additional paid-in capital	4,483		4,481	4,465
Treasury shares at cost	(367)		(367)	(367)
Accumulated other comprehensive income (loss)	(3,030)		(2,980)	(3,964)
Accumulated deficit	(9,803)		(9,462)	(7,586)
Total stockholders' equity	(8,376)		(7,987)	(7,111)
Total Liabilities and Stockholders' Equity (Deficit)	$ 23,852		$ 23,510	$ 23,848

[1]	Unrealized gains or losses on short-term investments, restricted cash and short-term investments and derivatives qualifying for hedge accounting are recorded in Accumulated other comprehensive income (loss) at each measurement date.